Schedule of consolidated financial statements reflect the activities of the company and entities (Details)	12 Months Ended
Mar. 31, 2026
Phoenix Asia Holdings Limited [Member]
Entity Incorporation, Date of Incorporation	Aug. 09, 2024
Jurisdiction of formation	Cayman Islands
Percentage of ownership	Parent
Principal Activities	Investment holding
Phoenix (BVI) Limited [Member]
Entity Incorporation, Date of Incorporation	Aug. 16, 2024
Jurisdiction of formation	British Virgin Islands
Principal Activities	Investment holding
Percentage of ownership	100.00%
Winfield Engineering (Hong Kong) Limited [Member]
Entity Incorporation, Date of Incorporation	Feb. 23, 1990
Jurisdiction of formation	Hong Kong
Principal Activities	Provision of foundation works
Percentage of ownership	100.00%